Quarterly Holdings Report
for
Fidelity® Diversified International K6 Fund
July 31, 2024
DIFK6-NPRT3-0924
1.9883984.107
Common Stocks - 96.5%
	Shares	Value ($)
Australia - 0.8%
Aristocrat Leisure Ltd.	668,172	23,691,487
CAR Group Ltd.	310,451	7,075,227
Steadfast Group Ltd.	1,713,409	7,271,940
TOTAL AUSTRALIA		38,038,654
Belgium - 0.7%
UCB SA	194,527	32,557,977
Canada - 6.6%
Alimentation Couche-Tard, Inc. (multi-vtg.)	848,334	52,295,445
Cameco Corp.	480,002	21,847,192
Canadian Natural Resources Ltd.	1,407,981	49,990,388
Canadian Pacific Kansas City Ltd. (a)	112,406	9,421,871
Constellation Software, Inc.	17,116	54,005,186
Constellation Software, Inc. warrants 3/31/40 (b)(c)	23,796	2
Franco-Nevada Corp.	231,515	29,834,606
Imperial Oil Ltd.	481,451	34,491,231
Ivanhoe Mines Ltd. (b)	2,282,014	29,834,029
Lumine Group, Inc. (b)	66,274	1,773,675
MEG Energy Corp.	653,055	13,532,686
Thomson Reuters Corp.	134,598	21,813,133
TOTAL CANADA		318,839,444
China - 0.9%
Chervon Holdings Ltd.	1,282,117	2,934,173
NXP Semiconductors NV	158,204	41,632,965
TOTAL CHINA		44,567,138
Denmark - 3.3%
Novo Nordisk A/S Series B	1,187,286	157,306,963
France - 9.1%
Air Liquide SA	253,711	46,291,744
Airbus Group NV	102,112	15,452,276
Alten SA	31,257	3,443,679
AXA SA	1,016,915	35,703,720
BNP Paribas SA	232,487	15,928,558
Capgemini SA	266,142	52,835,437
Dassault Systemes SA	139,559	5,290,510
EssilorLuxottica SA	180,658	41,390,975
Legrand SA	307,077	33,178,727
LVMH Moet Hennessy Louis Vuitton SE	119,133	84,031,940
Pernod Ricard SA	101,366	13,603,216
Safran SA	201,817	44,337,717
Sartorius Stedim Biotech	47,666	9,540,928
Thales SA	215,586	34,286,073
TOTAL FRANCE		435,315,500
Germany - 7.7%
Allianz SE	226,953	63,924,810
Deutsche Borse AG	146,410	29,980,162
DHL Group	495,964	22,122,742
Hannover Reuck SE	130,976	32,559,694
Infineon Technologies AG	334,453	11,618,284
Merck KGaA	223,576	40,117,818
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	83,831	41,334,811
Rheinmetall AG	2,368	1,291,123
SAP SE	467,694	98,880,014
Siemens AG	75,968	13,909,521
Siemens Healthineers AG (d)	249,849	13,419,906
TOTAL GERMANY		369,158,885
Hong Kong - 0.7%
AIA Group Ltd.	4,987,215	33,358,787
India - 2.5%
Axis Bank Ltd.	1,195,509	16,650,181
Fairfax India Holdings Corp. (b)(d)	588,561	8,416,422
HDFC Bank Ltd.	3,059,851	59,130,024
Reliance Industries Ltd.	998,811	35,917,223
TOTAL INDIA		120,113,850
Indonesia - 0.5%
PT Bank Central Asia Tbk	40,983,649	25,898,339
Ireland - 0.8%
Kingspan Group PLC (Ireland)	398,615	37,273,054
Italy - 2.3%
FinecoBank SpA	1,552,307	26,375,753
Prysmian SpA	147,069	10,113,371
Ryanair Holdings PLC sponsored ADR	105,716	10,709,031
UniCredit SpA	1,557,047	63,955,245
TOTAL ITALY		111,153,400
Japan - 17.3%
BayCurrent Consulting, Inc.	404,061	12,258,985
Capcom Co. Ltd.	660,789	14,124,004
Fast Retailing Co. Ltd.	96,522	26,606,184
Fuji Electric Co. Ltd.	389,801	21,925,097
FUJIFILM Holdings Corp.	1,499,795	35,659,027
Fujitsu Ltd.	1,030,065	18,706,160
Hitachi Ltd.	5,686,770	122,872,234
Hoya Corp.	455,920	57,127,145
Itochu Corp.	1,122,888	57,585,579
Kansai Paint Co. Ltd.	334,696	5,527,438
Keyence Corp.	98,570	43,100,756
Komatsu Ltd.	250,010	7,107,178
Mitsubishi Electric Corp.	1,437,989	23,959,454
Mitsubishi Heavy Industries Ltd.	4,383,116	52,536,397
Mitsui & Co. Ltd.	718,073	16,662,085
ORIX Corp.	1,538,262	37,210,022
Renesas Electronics Corp.	1,786,976	30,778,647
Shin-Etsu Chemical Co. Ltd.	1,870,242	83,096,137
Sumitomo Mitsui Financial Group, Inc.	428,749	30,961,220
Suzuki Motor Corp.	1,509,575	17,348,314
Tokio Marine Holdings, Inc.	1,686,911	66,182,819
Tokyo Electron Ltd.	227,718	47,649,421
TOTAL JAPAN		828,984,303
Korea (South) - 0.4%
Samsung Electronics Co. Ltd.	334,329	20,477,740
Luxembourg - 0.1%
CVC Capital Partners PLC (d)	147,364	2,767,857
Netherlands - 6.3%
ASML Holding NV (depository receipt)	194,651	182,329,590
BE Semiconductor Industries NV	155,713	20,079,205
IMCD NV	180,607	25,996,436
Wolters Kluwer NV	449,826	75,506,432
TOTAL NETHERLANDS		303,911,663
Portugal - 0.3%
Galp Energia SGPS SA	590,965	12,442,871
Spain - 2.2%
Banco Santander SA (Spain)	8,842,319	42,656,680
CaixaBank SA	6,245,644	36,426,102
Industria de Diseno Textil SA	576,607	28,016,686
TOTAL SPAIN		107,099,468
Sweden - 3.3%
Atlas Copco AB (A Shares)	1,942,733	34,576,099
Autoliv, Inc.	105,163	10,636,186
Indutrade AB	1,795,525	52,712,907
Investor AB (B Shares)	2,067,971	58,664,474
Kry International AB (b)(c)(e)	663	16,905
TOTAL SWEDEN		156,606,571
Switzerland - 2.6%
Compagnie Financiere Richemont SA Series A	235,740	35,957,746
Galderma Group AG	139,629	10,990,564
Partners Group Holding AG	11,887	16,041,187
Sika AG	105,104	31,947,305
UBS Group AG	976,770	29,667,546
TOTAL SWITZERLAND		124,604,348
Taiwan - 2.1%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	621,137	102,984,515
United Kingdom - 13.3%
3i Group PLC	878,003	35,322,702
Ashtead Group PLC	149,986	10,801,468
AstraZeneca PLC (United Kingdom)	661,079	105,026,205
B&M European Value Retail SA	3,517,743	21,168,580
BAE Systems PLC	3,780,188	63,046,406
Big Yellow Group PLC	539,670	8,394,651
Compass Group PLC	1,734,595	53,416,883
Diageo PLC	724,018	22,527,809
Flutter Entertainment PLC (b)	93,867	18,553,124
Games Workshop Group PLC	73,700	9,758,739
InterContinental Hotel Group PLC	333,835	33,632,433
Lloyds Banking Group PLC	37,220,200	28,434,377
London Stock Exchange Group PLC	533,945	64,994,847
RELX PLC (Euronext N.V.)	1,771,488	83,474,579
Rolls-Royce Holdings PLC (b)	4,037,479	23,377,823
RS GROUP PLC	2,031,693	21,364,875
Sage Group PLC	2,029,214	28,330,005
Starling Bank Ltd. Series D (b)(c)(e)	2,406,800	9,808,176
TOTAL UNITED KINGDOM		641,433,682
United States of America - 12.7%
Alcon, Inc. (Switzerland)	313,971	29,825,009
CRH PLC	567,666	48,397,884
Experian PLC	512,822	24,207,966
Ferguson PLC	265,233	58,766,229
GSK PLC	863,468	16,767,500
Holcim AG	426,904	39,894,352
Linde PLC	136,053	61,700,036
Marsh & McLennan Companies, Inc.	216,126	48,103,164
Marvell Technology, Inc.	512,995	34,360,405
MasterCard, Inc. Class A	78,353	36,333,070
Nestle SA (Reg. S)	315,271	31,934,636
S&P Global, Inc.	67,589	32,762,416
Schlumberger Ltd.	208,201	10,054,026
Schneider Electric SA	212,378	51,190,587
Shell PLC (London)	2,028,807	73,978,184
Smurfit Westrock PLC	258,215	11,455,536
TOTAL UNITED STATES OF AMERICA		609,731,000
TOTAL COMMON STOCKS (Cost $3,196,279,241)		4,634,626,009

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
Estonia - 0.1%
Bolt Technology OU Series E (b)(c)(e)	21,668	2,919,315
Sweden - 0.0%
Kry International AB Series E (b)(c)(e)	3,828	129,464
United States of America - 0.3%
Wasabi Holdings, Inc.:
Series C (b)(c)(e)	743,562	10,075,265
Series D (b)(c)(e)	304,085	5,017,403
TOTAL UNITED STATES OF AMERICA		15,092,668
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $19,777,817)		18,141,447

Money Market Funds - 3.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	140,727,534	140,755,679
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	2,838,916	2,839,200
TOTAL MONEY MARKET FUNDS (Cost $143,594,257)		143,594,879

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $3,359,651,315)	4,796,362,335
NET OTHER ASSETS (LIABILITIES) - 0.1%	6,143,381
NET ASSETS - 100.0%	4,802,505,716

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,604,185 or 0.5% of net assets.

(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,966,528 or 0.6% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/03/22	5,629,271

Kry International AB	5/14/21	287,945

Kry International AB Series E	5/14/21	1,750,058

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	4,642,638

Wasabi Holdings, Inc. Series C	3/31/21	8,078,504

Wasabi Holdings, Inc. Series D	9/09/22	4,319,984

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	177,740,739	573,251,854	610,237,301	6,516,580	387	-	140,755,679	0.3%
Fidelity Securities Lending Cash Central Fund 5.39%	18,664,424	365,680,336	381,505,560	105,155	-	-	2,839,200	0.0%
Total	196,405,163	938,932,190	991,742,861	6,621,735	387	-	143,594,879

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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